J. & W. SELIGMAN & CO.
                             INCORPORATED


                                                   April 24, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:   Seligman Portfolios, Inc.
      File Nos. 33-15253 and 811-5221

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information filed electronically on April 17, 1997 with the Securities and Exchange Commission as part of the Fund's Registration Statement is identical to that which would have been filed pursuant to Rule 497(c).

      If you have any questions, please do not hesitate to call me at (212) 850-1426.

                                                   Very truly yours,


                                                   /s/Maureen A. Coleman

                                                   Maureen A. Coleman
                                                   Assistant Vice President,
                                                   Law & Regulation

MAC/mc


          100 Park Avenue o New York, New York 10017 o (212)850-1864